Note 3 - Loans/Leases Receivable (Detail) - Composition of the Loan/Lease Portfolio (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Loans and Leases	$ 1,287,387,639		$ 1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)		(18,789,262)		(20,364,656)	(22,504,734)
Loans/leases net of allowance for estimated losses	1,267,462,435		1,181,956,235
Commercial and Industrial [Member]
Loans and Leases	394,244,252		350,794,278
Less allowance for estimated losses on loans/leases	(4,531,545)		(4,878,006)		(7,548,922)	(5,425,624)
Owner-occupied commercial real estate [Member]
Loans and Leases	204,911,308		167,790,621
Commercial construction, land development, and other land [Member]
Loans and Leases	44,962,381		60,384,738
Other commercial real estate [Member]
Loans and Leases	344,105,550		349,628,491
Total Commercial [Member]
Loans and Leases	593,979,239		577,803,850
Leases receivable [Member]
Loans and Leases	103,685,656		93,212,362
Plus deferred loan/lease origination costs	3,907,140		3,217,011
Total Loans/Leases plus deferred loan/lease origination costs	107,592,796		96,429,373
Less allowance for estimated losses on loans/leases	(1,990,395)		(1,339,496)		(1,530,572)	(1,681,376)
Loans/leases net of allowance for estimated losses	105,602,401		95,089,877
* Direct financing leases:
Net minimum lease payments to be received	117,719,380		106,389,988
Estimated unguaranteed residual values of leased assets	1,095,848		1,043,326
Unearned lease/residual income	(15,129,572)		(14,220,952)
Mortgage Receivable [Member]
Loans and Leases	115,581,573	[1]	98,107,051	[1]
Loans Receivable [Member]
Loans and Leases	76,720,514		78,223,080
Total [Member]
Loans and Leases	1,284,211,234		1,198,140,621
Plus deferred loan/lease origination costs	3,176,405		2,604,876
Total Loans/Leases plus deferred loan/lease origination costs	1,287,387,639		1,200,745,497
Less allowance for estimated losses on loans/leases	$ (19,925,204)		$ (18,789,262)

[1]	Includes residential real estate loans held for sale totaling $4,577,233 and $3,832,760 as of December 31, 2012 and 2011, respectively.